Business combinations - Oncacare Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill		$ 8,731,689	$ 9,051,410	$ 9,022,075	$ 8,971,670
Acquisition-related gain		$ 0	$ 0	$ 6,160
Oncacare
Business Combination [Line Items]
Majority voting share capital acquired (in percent)	51.00%
Business combination, consideration transferred	$ 5,100
Goodwill	13,400
Acquisition-related gain	$ 6,200